SALES AND OPERATING REVENUE (Details) - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Intercompany revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ (56.5)	$ (103.7)	$ (477.6)	$ (359.0)
Amount of reclassifications or changes in presentation				45.9
Solid waste
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	460.5	899.5	3,682.9	2,782.4
Amount of reclassifications or changes in presentation	0.7
Solid waste | Total collection
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	308.6	612.2	2,417.9	1,922.2
Solid waste | Transfer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	56.4	98.2	426.7	337.2
Amount of reclassifications or changes in presentation				25.7
Solid waste | Landfill
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37.2	77.8	348.4	255.5
Amount of reclassifications or changes in presentation	0.2	1.0		20.8
Solid waste | Material recovery
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18.2	28.2	263.3	95.5
Amount of reclassifications or changes in presentation	21.4	35.7		1.2
Solid waste | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40.1	83.1	226.6	172.0
Amount of reclassifications or changes in presentation	20.5	36.7
Solid waste | Residential | Total collection
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	135.4	272.1	1,067.8	815.3
Amount of reclassifications or changes in presentation				0.3
Solid waste | Commercial And Industrial [Member] | Total collection
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	173.2	340.1	1,350.1	1,106.9
Infrastructure and soil remediation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount of reclassifications or changes in presentation		0.1
Infrastructure and soil remediation | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	135.1	260.7	535.1	538.3
Amount of reclassifications or changes in presentation				2.1
Liquid waste
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount of reclassifications or changes in presentation				3.8
Liquid waste | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 88.7	168.3	$ 455.8	$ 385.2
Amount of reclassifications or changes in presentation		$ 1.8